UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2012 (unaudited)

Shares		Value*
COMMON STOCK—72.7%
	Aerospace & Defense—2.1%
150,000	Lockheed Martin Corp.	$14,050,500
300,000	Northrop Grumman Corp. (a)	20,607,000
		34,657,500
	Beverages—0.7%
284,300	Molson Coors Brewing Co., Class B	12,264,702

	Capital Markets—0.7%
200,000	Ameriprise Financial, Inc. (a)	11,674,000

	Chemicals—1.3%
492,800	EI du Pont de Nemours & Co. (a)	21,939,456

	Commercial Banks—3.8%
1,544,600	Fifth Third Bancorp	22,443,038
405,900	PNC Financial Services Group, Inc. (a)	23,619,321
500,000	Wells Fargo & Co. (a)	16,845,000
		62,907,359
	Commercial Services & Supplies—2.3%
1,600,000	Pitney Bowes, Inc.	22,976,000
1,500,000	RR Donnelley & Sons Co. (a)	15,030,000
		38,006,000
	Communications Equipment—1.3%
1,220,700	Cisco Systems, Inc.	20,922,798
24,500	Harris Corp.	1,121,610
		22,044,408
	Diversified Financial Services—1.5%
600,000	JP Morgan Chase & Co.	25,008,000

	Diversified Telecommunication Services—0.3%
150,000	AT&T, Inc.	5,188,500

	Electric Utilities—0.8%
300,000	American Electric Power Co., Inc.	13,332,000

	Energy Equipment & Services—2.4%
400,000	Diamond Offshore Drilling, Inc. (a)	27,696,000
200,000	Ensco PLC, Class A	11,564,000
		39,260,000
	Food & Staples Retailing—0.3%
75,000	Wal-Mart Stores, Inc.	5,626,500

	Food Products—0.2%
39,038	Bunge Ltd.	2,772,869

	Health Care Equipment & Supplies—1.0%
389,100	Medtronic, Inc. (a)	16,178,778

	Household Durables—0.4%
75,000	Whirlpool Corp. (a)	7,326,000

	Household Products—0.5%
100,000	Kimberly-Clark Corp. (a)	8,345,000

	Industrial Conglomerates—1.8%
1,443,217	General Electric Co. (a)	30,394,150

	Insurance—6.7%
57,396	American International Group, Inc. (b)	2,004,842
306,117	Assured Guaranty Ltd.	4,251,965
1,103,600	Lincoln National Corp. (a)	27,358,244
626,465	MetLife, Inc.	22,233,243
700,000	The Allstate Corp. (a)	27,986,000
400,000	The Travelers Cos, Inc. (a)	28,376,000
		112,210,294
	Media—0.3%
100,000	Time Warner, Inc.	4,345,000

	Metals & Mining—4.4%
958,500	Barrick Gold Corp. (a)	38,819,250
886,300	Freeport-McMoRan Copper & Gold, Inc. (a)	34,459,344
		73,278,594
	Multi-Utilities—1.4%
682,600	Ameren Corp. (a)	22,443,888

	Office Electronics—1.5%
3,855,800	Xerox Corp. (a)	24,831,352

	Oil, Gas & Consumable Fuels—14.1%
800,000	Chesapeake Energy Corp. (a)	16,208,000
200,000	Chevron Corp. (a)	22,042,000
850,000	ConocoPhillips (a)	49,172,500
400,000	EnCana Corp. (a)	9,020,000
1,021,200	Marathon Oil Corp. (a)	30,697,272
500,000	Phillips 66	23,580,000
500,000	Royal Dutch Shell PLC, Class A, ADR	34,240,000
976,300	Total SA, ADR (a)	49,205,520
		234,165,292

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
	Paper & Forest Products—2.4%
1,125,900	International Paper Co. (a)	$40,340,997

	Pharmaceuticals—13.0%
1,019,300	AstraZeneca PLC, ADR (a)	47,295,520
1,180,000	GlaxoSmithKline PLC, ADR (a)	52,982,000
450,000	Johnson & Johnson (a)	31,869,000
430,200	Merck & Co., Inc.	19,630,026
2,350,000	Pfizer, Inc. (a)	58,444,500
132,342	Teva Pharmaceutical Industries Ltd., ADR	5,349,264
		215,570,310
	Real Estate Investment Trust—0.1%
100,000	Annaly Capital Management, Inc.	1,614,000

	Semiconductors & Semiconductor Equipment—2.2%
1,665,700	Intel Corp. (a)	36,020,762

	Software—1.3%
928,200	CA, Inc.	20,903,064

	Specialty Retail—1.7%
2,505,900	Staples, Inc.	28,855,439

	Thrifts & Mortgage Finance—1.4%
2,000,000	Hudson City Bancorp, Inc. (a)	16,970,000
500,000	New York Community Bancorp, Inc.	6,930,000
		23,900,000
	Tobacco—0.8%
300,000	Reynolds American, Inc. (a)	12,492,000

	Total Common Stock (cost-$1,352,642,831)	1,207,896,214

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—17.2%
	Aerospace & Defense—0.3%
$1,000	AAR Corp., 1.75%, 2/1/26	1,002,500
3,895	GenCorp, Inc., 4.063%, 12/31/39	4,681,303
		5,683,803
	Airlines—0.4%
4,650	Continental Airlines, Inc., 4.50%, 1/15/15	6,053,719

	Apparel—0.2%
4,000	Iconix Brand Group, Inc., 2.50%, 6/1/16 (c)(d)	4,002,500

	Automobiles—0.6%
6,700	Ford Motor Co., 4.25%, 11/15/16	9,895,063

	Biotechnology—0.5%
2,250	Corsicanto Ltd., 3.50%, 1/15/32 (c)(d)	3,664,687
5,000	Isis Pharmaceuticals, Inc., 2.75%, 10/1/19 (c)(d)	4,687,500
		8,352,187
	Building Products—0.2%
3,405	Griffon Corp., 4.00%, 1/15/17 (c)(d)	3,447,563

	Capital Markets—0.9%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,077,438
6,795	BGC Partners, Inc., 4.50%, 7/15/16	6,378,806
		14,456,244
	Communications Equipment—0.7%
	Ciena Corp.,
4,660	0.875%, 6/15/17	3,937,700
1,800	3.75%, 10/15/18 (c)(d)	1,830,375
4,300	Ixia, 3.00%, 12/15/15	4,708,500
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	2,007,500
		12,484,075
	Computers & Peripherals—0.1%
1,250	EMC Corp., 1.75%, 12/1/13	1,940,631

	Construction Materials—0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,047,712

	Consumer Finance—0.5%
7,745	DFC Global Corp., 3.00%, 4/1/28	8,543,703

	Diversified Telecommunication Services—0.6%
	Level 3 Communications, Inc.,
1,000	6.50%, 10/1/16	1,346,250
8,295	15.00%, 1/15/13	8,813,438
		10,159,688
	Electrical Equipment—0.9%
13,005	EnerSys, 3.375%, 6/1/38 (e)	14,655,009

	Energy Equipment & Services—0.3%
4,500	Newpark Resources, Inc., 4.00%, 10/1/17	4,494,375

	Health Care Equipment & Supplies—0.4%
2,000	Hologic, Inc., 2.00%, 12/15/37 (e)	2,256,250
5,000	NuVasive, Inc., 2.75%, 7/1/17	4,246,875
		6,503,125
	Healthcare-Products—0.6%
9,810	Alere, Inc., 3.00%, 5/15/16	9,307,237

	Hotels, Restaurants & Leisure—0.7%
9,995	MGM Resorts International, 4.25%, 4/15/15	10,269,863
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,775,600
		12,045,463

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Insurance—0.1%
$2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (c)(d)	$2,251,250

	Internet Software & Services—0.1%
1,405	WebMD Health Corp., 2.50%, 1/31/18	1,196,006

	Machinery—2.0%
12,440	Greenbrier Cos, Inc., 3.50%, 4/1/18	11,522,550
7,000	Meritor, Inc., 4.625%, 3/1/26 (e)	6,098,750
7,000	Navistar International Corp., 3.00%, 10/15/14	6,133,750
5,800	Terex Corp., 4.00%, 6/1/15	9,142,250
		32,897,300
	Marine—0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,539,594

	Metals & Mining—0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	361,094
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,132,340
		5,493,434
	Oil, Gas & Consumable Fuels—1.9%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	9,855,000
2,190	Chesapeake Energy Corp., 2.50%, 5/15/37	2,036,700
9,200	PDC Energy, Inc., 3.25%, 5/15/16 (c)(d)	9,642,750
8,975	Peabody Energy Corp., 4.75%, 12/15/41	8,178,469
1,250	Pioneer Natural Resources Co., 2.875%, 1/15/38	2,187,500
		31,900,419
	Pharmaceuticals—0.7%
4,000	Akorn, Inc., 3.50%, 6/1/16	6,170,000
2,000	Endo Health Solutions, Inc., 1.75%, 4/15/15	2,295,000
2,250	ViroPharma, Inc., 2.00%, 3/15/17	3,410,156
		11,875,156
	Road & Rail—0.3%
170	Avis Budget Group, Inc., 3.50%, 10/1/14	215,156
3,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	5,184,375
		5,399,531
	Semiconductors & Semiconductor Equipment—1.8%
5,180	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	4,917,762
	Micron Technology, Inc.,
9,250	1.50%, 8/1/31	7,931,875
5,500	1.875%, 6/1/27	4,774,688
8,500	SunPower Corp., 4.75%, 4/15/14	8,170,625
1,250	Teradyne, Inc., 4.50%, 3/15/14	3,377,344
350	Xilinx, Inc., 2.625%, 6/15/17	455,000
		29,627,294
	Software—1.0%
2,500	Concur Technologies, Inc., 2.50%, 4/15/15 (c)(d)	3,518,750
5,540	Electronic Arts, Inc., 0.75%, 7/15/16	5,051,787
5,760	Nuance Communications, Inc., 2.75%, 8/15/27	7,668,000
1,090	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (c)(d)	953,750
		17,192,287
	Speciality Retail—0.2%
2,500	Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)	2,954,688

	Trading Companies & Distributors—0.6%
10,270	Titan Machinery, Inc., 3.75%, 5/1/19 (c)(d)	9,506,169

	Total Convertible Bonds & Notes (cost-$312,945,569)	285,905,225

Shares
CONVERTIBLE PREFERRED STOCK—8.5%
	Airlines—0.4%
178,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	5,946,851

	Auto Components—0.5%
218,060	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,169,423

	Automobiles—0.6%
253,705	General Motors Co., 4.75%, 12/1/13, Ser. B	10,305,497

	Capital Markets—0.6%
190,820	AMG Capital Trust I, 5.10%, 4/15/36	10,143,266

	Diversified Financial Services—1.0%
8,165	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	9,101,770
74,015	Citigroup, Inc., 7.50%, 12/15/12	7,564,333
		16,666,103
	Electric Utilities—0.2%
50,000	NextEra Energy, Inc., 7.00%, 9/1/13	2,758,250

	Food Products—0.7%
113,830	Bunge Ltd., 4.875%, 12/31/49 (f)	11,516,978

	Health Care Providers & Services—0.2%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	2,608,438

	Insurance—0.5%
179,180	MetLife, Inc., 5.00%, 9/11/13	8,330,078

	IT Services—0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	1,674,310

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
	Machinery—0.5%
67,760	Stanley Black & Decker, Inc., 4.75%, 11/17/15	$8,203,703

	Metals & Mining—0.3%
315,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	4,882,500

	Multi-Utilities—0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,145,811

	Oil, Gas & Consumable Fuels—1.0%
140,100	Apache Corp., 6.00%, 8/1/13	6,537,066
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c)(d)(f)	56,375
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	9,397,163
		15,990,604
	Real Estate Investment Trust—0.4%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	4,855,105
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	1,992,175
		6,847,280
	Road & Rail—0.9%
1,608,590	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	15,907,025

	Total Convertible Preferred Stock (cost-$161,551,056)	141,096,117

Principal Amount (000s)
SHORT-TERM INVESTMENTS—1.8%
	Time Deposit—1.8%
$30,640	Citibank-London, 0.03%, 11/1/12 (cost-$30,639,511)	30,639,511

	Total Investments, before call options written
	(cost-$1,857,778,967) (g)—100.2%	1,665,537,067

Contracts
CALL OPTIONS WRITTEN (b)—(0.5)%
	Morgan Stanley Cyclical Flex Index,
375	strike price $990, expires 11/23/12	(587,400)
250	strike price $1005, expires 12/14/12	(184,485)
	Morgan Stanley Cyclical Index,
400	strike price $990, expires 11/17/12	(496,000)
125	strike price $1000, expires 12/22/12	(245,000)
125	strike price $1010, expires 12/22/12	(191,250)
	NASDAQ 100 Index,
125	strike price $2720, expires 12/22/12	(435,625)
125	strike price $2725, expires 12/22/12	(391,875)
100	strike price $2850, expires 11/17/12	(4,000)
	Philadelphia Oil Service Sector Flex Index,
2,000	strike price $233, expires 11/23/12	(157,640)
2,000	strike price $233, expires 12/14/12	(403,953)
1,500	strike price $237, expires 11/9/12	(3,074)
	Philadelphia Oil Service Sector Index,
2,000	strike price $230, expires 12/22/12	(555,000)
1,500	strike price $235, expires 11/17/12	(90,000)
1,400	strike price $240, expires 11/17/12	(31,500)
	Philadelphia Stock Exchange KBW Bank Flex Index,
8,000	strike price $51.50, expires 12/7/12	(747,794)
8,000	strike price $52.50, expires 11/9/12	(64,499)
	Philadelphia Stock Exchange KBW Bank Index,
7,500	strike price $51, expires 11/17/12	(225,000)
8,000	strike price $51, expires 12/22/12	(780,000)
7,000	strike price $52, expires 11/17/12	(280,000)
	Standard & Poor’s 500 Flex Index,
300	strike price $1435, expires 12/7/12	(511,169)
300	strike price $1435, expires 12/14/12	(536,050)
300	strike price $1460, expires 11/9/12	(20,111)
300	strike price $1470, expires 12/7/12	(145,750)
300	strike price $1480, expires 11/2/12	—
	Standard & Poor’s 500 Index,
350	strike price $1440, expires 12/22/12	(595,000)
600	strike price $1465, expires 11/17/12	(132,000)
300	strike price $1480, expires 11/17/12	(31,500)
	Total Call Options Written (premiums received-$13,122,232)	(7,845,675)

	Total Investments, net of call options written
	(cost-$1,844,656,735)—99.7%	1,657,691,392
	Other assets less other liabilities—0.3%	4,679,408
	Net Assets—100.0%	$1,662,370,800

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.  The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price.  Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”), NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors Capital LLC (“AGIC”) (the “Sub-Advisers”), affiliates of the Investment Manager.  The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed.  The Sub-Advisers monitor the continual appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors.  If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board.  The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate market value of $43,561,669, representing 2.6% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           Perpetual maturity. Maturity date shown is the next call date.

(g)          At October 31, 2012, the cost basis of investments (before call options written) for federal income tax purposes was $1,858,664,192. Gross unrealized appreciation was $83,760,130, gross unrealized depreciation was $276,887,255 and net unrealized depreciation was $193,127,125. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Other Investments:

Transactions in call options written for the nine months ended October 31, 2012:

	Contracts	Premiums
Options outstanding, January 31, 2012	62,685	$14,705,028
Options written	264,275	72,205,103
Options terminated in closing purchase transactions	(116,465)	(32,362,005)
Options expired	(157,220)	(41,425,894)
Options outstanding, October 31,2012	53,275	$13,122,232

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committees’s own assumptions and single source broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the nine months ended October 31, 2012 were intended to maximize the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at October 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/12
Investments in Securities - Assets
Common Stock	$1,207,896,214	—	—	$1,207,896,214
Convertible Bonds & Notes	—	$285,905,225	—	285,905,225
Convertible Preferred Stock:
Airlines	—	5,946,851	—	5,946,851
Capital Markets	—	10,143,266	—	10,143,266
Health Care Providers & Services	—	2,608,438	—	2,608,438
Oil, Gas & Consumable Fuels	6,537,066	9,453,538	—	15,990,604
Road & Rail	—	15,907,025	—	15,907,025
All Other	90,499,933	—	—	90,499,933
Short-Term Investments	—	30,639,511	—	30,639,511
Total Investments in Securities - Assets	$1,304,933,213	$360,603,854	—	$1,665,537,067
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(7,845,675)	—	—	$(7,845,675)
Total Investments	$1,297,087,538	$360,603,854	—	$1,657,691,392

At October 31, 2012, the Fund had no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2012